DELAWARE VIP® TRUST

Delaware VIP Diversified Income Series
(the “Series”)

Supplement to the Series’ Statement of Additional Information
dated April 30, 2013

This supplement is effective as of September 2013. The following replaces the information in the section entitled “Portfolio Managers”:

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of June 30, 2013, unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of the most recent practicable date.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance- Based Fees
Damon J. Andres
Registered Investment Companies	8	$1. 6 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$266.6 million	0	$0
Kristen Bartholdson
Registered Investment Companies	6	$4.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	32	$5.8 billion	1	$2.3 billion
Todd A. Bassion
Registered Investment Companies	3	$332.6 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9	$578.6 million	0	$0
Christopher S. Beck
Registered Investment Companies	5	$3.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	8	$215.2 million	0	$0
Christopher J. Bonavico
Registered Investment Companies	19	$9.2 billion	2	$1.8 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	78	$11.1 billion	6	$779.9 million
Kenneth F. Broad
Registered Investment Companies	6	$3.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	30	$1.9 billion	3	$295.1 million
Steven G. Catricks

Registered Investment Companies	5	$3.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$61.9 million	0	$0
Liu-Er Chen
Registered Investment Companies	9	$3.9 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	17	$2.8 billion	1	$283.5 million
Wen-Dar Chen
Registered Investment Companies	3	$11.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$456.3 million	0	$0
Thomas H. Chow
Registered Investment Companies	19	$22.3 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	19	$4.7 billion	0	$0
Craig C. Dembek
Registered Investment Companies	11	$4.6 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	Under $1 million	0	$0
Roger A. Early
Registered Investment Companies	17	$24.6 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	49	$6.3 billion	0	$0
Christopher M. Ericksen
Registered Investment Companies	13	$7.1 billion	2	$1.8 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	44	$7.6 billion	3	$484.9 million
Patrick G. Fortier
Registered Investment Companies	2	$1.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9	$1.6 billion	0	$0
Edward A. Gray
Registered Investment Companies	5	$1.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9	$578.6 million	0	$0
Paul Grillo
Registered Investment Companies	19	$23.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	21	$1.9 billion	0	$0
Gregory M. Heywood

Registered Investment Companies	2	$1.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7	$1.6 billion	0	$0
J. David Hillmeyer
Registered Investment Companies	6	$12.7 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	11	$468.2 million	0	$0
Steven A. Landis
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	Less than $1 million	0	$0
Nikhil G. Lalvani
Registered Investment Companies	6	$4.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	31	$5.8 billion	1	$2.3 billion
Anthony A. Lombardi
Registered Investment Companies	6	$4.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	31	$5.8 billion	1	$2.3 billion
Kent P. Madden
Registered Investment Companies	5	$3.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7	$61.1 million	0	$0
Paul A. Matlack
Registered Investment Companies	14	$5.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	10	$816.3 million	0	$0
John P. McCarthy
Registered Investment Companies	11	$4.6 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	Under $1 million	0	$0
Brian McDonnell
Registered Investment Companies	3	$3.2 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	64	$5.2 billion	0	$0
Kelley A. McKee
Registered Investment Companies	5	$3.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$61.1 million	0	$0
D. Tysen Nutt, Jr.

Registered Investment Companies	7	$4.8 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	34	$5.8 billion	1	$2.3 billion
Daniel J. Prislin
Registered Investment Companies	14	$7.2 billion	2	$1.8 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	54	$8.4 billion	5	$751.8 million
Jeffrey S. Van Harte
Registered Investment Companies	14	$7.2 billion	2	$1.8 billion
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	52	$8.4 billion	5	$751.8 million
Robert A. Vogel, Jr.
Registered Investment Companies	6	$4.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	33	$5.8 billion	1	$2.3 billion
Babak Zenouzi
Registered Investment Companies	14	$2.9 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	5	$266.6 million	0	$0

Description of Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Series and the investment action for such other fund or account and the Series may differ. For example, an account or fund may be selling a security, while another account or Series may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or a Series. Additionally, the management of multiple funds or accounts and the Series may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Series. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

Ten of the accounts managed by the portfolio managers as set forth in the table above have performance-based fees. This compensation structure presents a potential conflict of interest because the portfolio managers have an incentive to manage these accounts so as to enhance their performance, to the possible detriment of other accounts for which the Manager does not receive a performance-based fee.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

Each portfolio’s manager’s compensation consists of the following:

Base Salary - Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus. Small Cap Value (Beck, Catricks, McKee, and Madden). Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware Investments keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-, three-, and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Focus Value Team (Nutt, Lombardi, Vogel, Lalvani, and Bartholdson): Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware Investments keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool. The pool is allotted based on subjective factors and objective factors. The primary objective factor is the one-, three-, and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Real Estate Securities and Income Solutions Team (Zenouzi and Andres): Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware Investments keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-, three-, and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighed more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Focus Growth Team (Van Harte, Prislin, Broad, Bonavico, Ericksen, Fortier, and Heywood): Each
named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware Investments keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%).

The primary objective factor is the performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to a peer group from a nationally recognized publicly available database, for five successive rolling-12-month periods. An average is taken of the five-year relative performance data to determine the multiplier to be applied in calculating the portion of the pool that will be paid out. To the extent there was less than a complete payout of the “objective” portion of the bonus pool over the previous five years, there is an opportunity to recoup these amounts if the multiplier is in excess of 100%, in the discretion of senior management.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Focus International Equity (Gray, Bassion): Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware Investments keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-, three-, and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance are weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Emerging Markets (Chen): The portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products the portfolio manager manages. Delaware Investments keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-, three-, and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance are weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Fixed Income Team (Chow, Chen, Dembek, Grillo, Early, Hillmeyer, Landis, Matlack, McCarthy and McDonnell): An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database.  The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors (50%) and objective factors (50%). The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to a Series’ Lipper or Morningstar peer group percentile ranking on a one-, three-, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance and Callan Associates databases (or similar sources of relative performance data) on a one-, three-, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the top 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Portfolio managers participate in retention programs, including the Delaware Investments Incentive Unit Plan, the Delaware Investments Notional Investment Plan, and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Delaware Investments Incentive Unit Plan - Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of Delaware Management Holdings, Inc. issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on November 30, 2010.

The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of Delaware Management Holdings, Inc., is normally determined as of each March 31, June 30, September 30 and December 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

Delaware Investments Notional Investment Plan – A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of a portfolio of Delaware Investments Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment

Plan. The retained amount will vest in three equal tranches in each of the first, second and third years following the date upon which the investment is made.

Macquarie Group Employee Retained Equity Plan – A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie Group Limited (“Macquarie”) equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

Other Compensation - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Series Shares

As of June 30, 2013, the portfolio managers owned no shares of the Series.

Please keep this Supplement for future reference.

This Supplement is dated September 13, 2013.